Events occurring after the balance sheet date	3 Months Ended
Mar. 31, 2022
Events occurring after the balance sheet date
Events occurring after the balance sheet date

12.    Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date March 31, 2022 that have a material impact on the key figures and earnings presented.

On May 3, 2022, the Company announced that the Chief Executive Officer and Chairman of the Management Board, Rice Powell, will be succeeded by Dr. Carla Kriwet effective January 1, 2023. In accordance with the Company’s age limit for Management Board members, Rice Powell is stepping down from his position when his contract ends on December 31, 2022, after 10 years of heading the Company. Dr. Carla Kriwet will also become a member of the management board of Fresenius Management SE. Additionally, Helen Giza, Chief Financial Officer and member of the Management Board, has entered a new five-year contract and, in addition to her current positions as Chief Financial Officer and Chief Transformation Officer of Management AG, will assume the position of Deputy Chief Executive Officer of Management AG.

Except for as described above, there are no additional significant changes in the Company’s structure, management, legal form or personnel.